Revenues	9 Months Ended
Sep. 30, 2023
Revenues [Abstract]
REVENUES

NOTE 13 — REVENUES:

The Company operates as one operating segment (developing and marketing access broadband equipment for copper and fiber networks).

a.      Geographic information:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers:

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
North America	$454	$621	$1,863	$3,275
Europe, the Middle East and Africa	371	655	2,274	2,648
Asia Pacific	20	72	452	374
	$845	$1,348	$4,589	$6,297

b.      Revenues from contract liability:

	September 30, 2023	December 31, 2022
Opening balance	$648	$673
Revenue recognized that was included in the contract liability balance at the beginning of the year	(494)	(593)
Additions	232	568
Remaining performance obligations	$386	$648

As of September 30, 2023, the aggregate amount of the transaction price allocated to the remaining performance obligation is $386, and the Company will recognize this revenue over the next 8 months.

c.      Customers representing 10% or more of net revenues and the amount of revenues recognized are as follows:

	Three months ended September 30, 2023		Nine months ended September 30, 2023
Customer A (*)	2%	$20	20%	$920
Customer B (*)	24%	$201	11%	$510
Customer C (*)	2%	$20	10%	$469
Customer D	10%	$80	4%	$171
	Three months ended September 30, 2022		Nine months ended September 30, 2022
Customer A (*)	41%	$535	33%	$2,180
Customer B	4%	$58	17%	$1,089
Customer C	11%	$146	13%	$785

(*)      Included in Europe, the Middle East and Africa.

The majority of the Company’s revenues are recognized at a point in time.